Note 12 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2025 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	45,722,486
Capital stock issued and outstanding, amount | $	$ 1,006,554